LINCOLN BENEFIT LIFE COMPANY
Consultant Accumulator
Consultant Protector
Consultant SL
Consultant VUL
Investor Select
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Supplement Dated September 11, 2015
To the Prospectus Dated May 1, 2015

On September 14, 2015, we will change our administrative office for your variable life insurance policy and we will have a new address and telephone number. Your prospectus is amended to replace all references to our old address and telephone number with our new address and telephone number, shown below.  Please keep this information with your prospectus or in a safe place.

Any instructions you mail to us for processing on or after September 14, 2015,  must be mailed to our new address, otherwise your transaction may be delayed.

Our new address and telephone number for Variable Life Payments & Correspondence are as follows:

Lincoln Benefit Life Company

Policyholder Services

PO Box 1538

Jacksonville, IL 62651-1538

      Telephone Number:

      1-844-768-6780

      Facsimile Number:

      1-844-768-6772

      Overnight Address:

Lincoln Benefit Life Company

Policyholder Services

1275 Sandusky Road

Jacksonville, IL 62650